Investment Strategy - Roundhill LLM ETF	Sep. 04, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in the equity securities of large language model (“LLM”) companies (“LLM Companies”). The Fund will generally seek to invest primarily in the equity securities of LLM Companies but may also seek exposure to LLM Companies through derivative instruments, such as swap agreements and forward contracts.

According to the Fund’s adviser, Roundhill Financial Inc. (“Roundhill” or the “Adviser”), an LLM is an artificial intelligence model trained on large-scale datasets using deep learning architectures (such as transformer-based neural networks) designed to understand, generate, and manipulate natural language and other forms of content, such as images, audio, and video, across a range of applications, including conversational agents, content generation, software development, enterprise productivity tools, and search.

The Adviser identifies LLM Companies as those companies: (i) with at least 50% of their revenues or profits attributable to the development, training, maintenance, or sale of LLM products; or (ii) who develop their own large language model that ranks among the leading systems within the top 20 on major international public benchmark leaderboards, with leaderboard standings counted per developer based on each developer’s single best-performing model.

The Adviser utilizes multiple international public leaderboards to identify companies that develop leading LLMs. Leaderboards are publicly available rankings of LLMs published by third parties. These leaderboards fall into two general categories. The first ranks models based on public user evaluations, such as choosing between anonymized responses to a prompt or completing real tasks, which the operator aggregates into scores and ranks using a published statistical model. The second ranks models based on standardized tests of capabilities, such as reasoning, coding, mathematics and factual knowledge, with results produced by the leaderboard operator or compiled from third-party tests and often combined into a composite score using operator-determined weightings.

A leaderboard is eligible if, at the time of each reconstitution or rebalance, it satisfies all of the following: (i) its rankings are published on a publicly accessible website, free of charge and without registration; (ii) it publishes a written description of its ranking methodology; (iii) it ranks LLMs developed by at least 10 distinct companies domiciled in at least two countries; and (iv) it has updated its rankings within the preceding 90 days. When selecting leaderboards, the Adviser prioritizes: (i) leaderboards that draw on the largest volume of recorded user evaluations, as disclosed by the leaderboard operator; and (ii) leaderboards that rank models using standardized tests administered under a publicly available methodology. An LLM provider is eligible for inclusion if it places among the top 20 LLM providers on a qualifying leaderboard. If the leaderboard ranks LLM providers directly, the LLM provider must appear in the top 20 of that ranking. If the leaderboard ranks individual models rather than their LLM provider, the Adviser first assigns each LLM provider the rank of its single highest-ranked model on the leaderboard. Companies are then ordered by that assigned rank, and the 20 highest-ranked companies are eligible for inclusion.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities (which may include depositary receipts) or financial instruments (i.e., swap agreements or forward contracts) that provide exposure to LLM Companies. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and forward contracts) will be valued at their notional value.

In seeking to achieve the Fund’s investment objective, the Adviser constructs the portfolio using its proprietary security selection methodology. The Adviser generally invests in all LLM Companies it believes are leaders in LLM products and related technologies (e.g., conversational agents, content generation, software development, enterprise productivity tools, and search), considering factors such as market share and revenue share derived from the sales or production of such products. The Fund may also invest in securities offered in an initial public offering (“IPO”) or in companies that have recently completed an IPO.

The Fund will generally invest in those companies with a minimum market capitalization of $10 billion and a 20-day average daily trading volume of at least $10 million, with the exception being newly-listed securities. The Adviser rebalances and reconstitutes the weighting of the companies comprising the Fund’s portfolio on at least a quarterly basis. The Fund rebalances its portfolio at least quarterly using the Adviser’s proprietary weighting methodology. Portfolio weights are subject to a 40% cap on any single company, with any excess weight redistributed pro rata across securities in the portfolio. The Fund may invest significantly in one or more companies from time to time. In determining weights, the Adviser considers each company’s market share and revenue share from the sale or production of LLM products and related technologies.

The Fund may invest in U.S. and non-U.S. companies (including those operating in developed or emerging market countries) through investments in depositary receipts, American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”), including depositary receipts whose underlying securities are non-voting preferred securities. Such companies will be large-capitalization issuers.

The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in the group of industries comprising the information technology sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).